Segment Data - Summary of Net Sales and Other Information by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Sales And Operating Profit Information [Line Items]
Net Sales	$ 6,827.3	$ 6,127.5	$ 6,960.6
Operating Profit (Loss)	860.3	83.1	1,112.0
Intangible asset amortization	529.5	512.1	500.9
Goodwill and intangible asset impairment	(16.3)	(503.0)	(70.1)
Restructuring and other cost reduction initiatives	(125.7)	(107.2)	(48.2)
Quality remediation	(52.8)	(50.9)	(82.0)
Acquisition, integration, divestiture and related	(3.1)	(11.4)	0.5
Intangible asset amortization	(529.5)	(512.1)	(500.9)
Americas [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	4,102.1	3,699.5	4,148.8
Operating Profit (Loss)	1,709.3	1,528.2	1,831.8
Depreciation and Amortization	143.1	135.6	126.6
EMEA [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	1,477.2	1,237.3	1,554.8
Asia Pacific [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	1,248.0	1,190.7	1,257.0
Operating Segments [Member] | EMEA [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	1,477.2	1,237.3	1,554.8
Operating Profit (Loss)	380.3	303.0	478.5
Depreciation and Amortization	71.4	73.9	71.9
Operating Segments [Member] | Asia Pacific [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	1,248.0	1,190.7	1,257.0
Operating Profit (Loss)	401.3	395.4	447.9
Depreciation and Amortization	66.7	63.0	57.7
Segment Reconciling Items [Member]
Net Sales And Operating Profit Information [Line Items]
Operating Profit (Loss)	860.3	83.1	1,112.0
Depreciation and Amortization	937.6	898.4	871.0
Corporate Functions	(588.6)	(695.6)	(698.2)
Inventory and manufacturing-related charges	(5.1)	(55.0)	(59.3)
Intangible asset amortization	(529.5)	(512.1)	(500.9)
Goodwill and intangible asset impairment	(16.3)	(503.0)	(70.1)
Restructuring and other cost reduction initiatives	(125.7)	(107.2)	(48.2)
Quality remediation	(52.8)	(51.1)	(87.2)
Acquisition, integration, divestiture and related	(3.1)	(11.4)	0.5
Litigation	(192.9)	(159.8)	(65.0)
Litigation settlement gain			23.5
European Union Medical Device Regulation	(40.8)	(22.5)	(27.0)
Certain R&D agreements	(65.0)
Other charges	(10.8)	(25.8)	(114.3)
Depreciation of corporate functions	126.9	113.8	113.9
Intangible asset amortization	$ 529.5	$ 512.1	$ 500.9